SCHEDULE OF INTANGIBLE ASSETS (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Land use rights	$ 859,864	$ 827,053
Less: accumulated amortization	(82,869)	(60,703)
Land use rights, net	$ 776,995	$ 766,350